Business Combination and Recapitalization - Schedule of Net Liabilities of LMAO (Details) $ in Thousands	Oct. 28, 2022 USD ($)
Business Acquisition [Line Items]
Net liabilities	$ (10,882)
LMF Merger Sub, Inc [Member]
Business Acquisition [Line Items]
Other receivables	16
Prepaid expenses	1,871
Accrued expenses	(82)
Public warrants liability	(1,241)
Private placement warrants liability	(6,688)
Net liabilities	(10,882)
LMF Merger Sub, Inc [Member] | LMFAO Note [Member]
Business Acquisition [Line Items]
Note payable	(2,785)
LMF Merger Sub, Inc [Member] | Maxim Note [Member]
Business Acquisition [Line Items]
Note payable	$ (1,973)